UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00066

American Balanced Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

American Balanced Fund

[photo of a field of grass - trees in the background]

Semi-annual report for the six months ended June 30, 2009

American Balanced Fund® seeks conservation of capital, current income and long-term growth of both capital and income by investing in common stocks and fixed-income securities. The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2009:
	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	–20.45%	–1.13%	2.93%

The total annual fund operating expense ratio was 0.64% for Class A shares for the 12 months ended June 30, 2009. Please note that the expense ratio shown above differs from those shown in the Financial Highlights table on pages 24 to 30 and the Expense Example on pages 31 to 33, which are annualized for the six-month period ended June 30, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 24 to 30 for details.

The fund’s 30-day yield for Class A shares as of July 31, 2009, calculated in accordance with the Securities and Exchange Commission formula, was 2.59%. The fund’s distribution rate for Class A shares as of that date was 3.10%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on pages 34 and 35.

Equity investments are subject to market fluctuations. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

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The first half of 2009 was characterized by a continuation of the extreme volatility that markets experienced in 2008. When all was said and done, however, stocks and bonds both produced modest gains for the period.

In this environment, stocks, as measured by Standard & Poor’s 500 Composite Index, gained 3.2%.* Investment-grade bonds, as measured by Barclays Capital U.S. Aggregate Index, gained 1.9%. American Balanced Fund produced a total return of 4.0%. That exceeded the return of both indexes but trailed the 6.0% total return of the Lipper Balanced Funds Index. The S&P 500 and the Barclays Capital indexes are unmanaged.

As noted above, the first half was very volatile. The S&P 500 declined 25% in the first nine weeks of the year, reaching a 12-year low in early March. It then rebounded a striking 40% in the next 12 weeks and ended the first half slightly above where it began. In the bond market, yields rose sharply on Treasuries, but declined on most other investment-grade bonds.

The economy experienced a continued significant decline in GDP in the early part of the year, but the rate of decline eased considerably in late spring. Given the depth of this recession, it is entirely possible that one might be surprised by the strength of a recovery once inventory restocking begins. Nevertheless, the impact of this recession has had a severe effect on corporate profits. While companies have cut employment and other costs sharply, they can never fully mitigate such an extreme drop in demand. Bankruptcies of some large, iconic corporations have been notable, and there may well be more to follow.

Corporations have reacted by cutting dividends at a rate that has been unprecedented in the postwar period. Our expectation is that dividends paid on the S&P 500 will decline this year by approximately 25%. Since a mutual fund is simply a conduit that passes dividend payments through to its shareholders, the dividends paid by your fund in 2009 will necessarily be lower than in 2008.

In our equity portfolio, information technology remains our largest sector. This area did very well in the first half with a number of stocks showing sharp gains. We continue to feel that the values are quite reasonable and the prospects good when the economy begins to improve. Telecommunication services and the industrial sectors had disappointing results in the first half. The former is not large in the portfolio, but we do own quite a few stocks in the industrial area. We have been adding to them as well as to the consumer sector in the expectation of a better economy in the intermediate term.

The bond portion of the portfolio, which had disappointing returns in 2008, did better than its benchmark index over the six months. Investment-grade corporate bonds provided better returns than government and agency bonds and mortgage- and asset-backed obligations during the period. As of June 30, 41% of the fixed-income portfolio was invested in U.S. government and agency bonds, 34% in mortgage- and asset-backed obligations and 25% in corporate bonds. This reflects an increase in governments and a corresponding decline in other securities as we moved to upgrade the credit quality of the portfolio during the period.

It is American Balanced Fund’s policy to have between 50% and 75% invested in common stocks at all times. The percentage will vary based on our judgment of the relative attractiveness of equities, bonds and cash. At June 30, we had 63% of the portfolio in stocks, which was unchanged from the beginning of the year. Simply to state this without explanation, however, would ignore some of the changes that occurred during the year. During the market weakness in late February, we allocated some assets normally assigned to fixed-income counselors to the responsibility of equity counselors. In similar fashion, we moved some assets in the opposite direction after the market experienced its 40% recovery in early June. In addition, we added substantially to our fixed-income position, ending the period at 35% compared to 30% at the beginning of the year. This increase in bond exposure came from a reduction in cash equivalents, which are now 2% of the fund compared with 7% at the start of the year.

We look forward to reporting to you at the end of the year and thank our investors for their confidence in the fund.

Cordially,

/s/ Robert G. O’Donnell

Robert G. O’Donnell
Vice Chairman of the Board
and Principal Executive Officer

/s/ Gregory D. Johnson

Gregory D. Johnson
President

August 6, 2009

*All data refer to total return.

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, June 30, 2009
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Investment mix by security type	(percent of net assets)

Common stocks	63%
Fixed-income securities	35
Other assets less liabilities	2
[end pie chart]

			Percent
		Value	of net
Common stocks - 62.83%	Shares	(000)	assets

Information technology - 11.99%
Microsoft Corp.	$34,120,000	$811,032	1.90%
Oracle Corp.	28,712,984	615,032	1.44
Cisco Systems, Inc. (1)	28,300,000	527,512	1.24
Google Inc., Class A (1)	910,000	383,647	.90
International Business Machines Corp.	3,550,000	370,691	.87
Yahoo! Inc. (1)	21,359,000	334,482	.78
Applied Materials, Inc.	28,570,000	313,413	.73
Intel Corp.	18,250,000	302,037	.71
QUALCOMM Inc.	6,375,000	288,150	.67
Other securities		1,168,835	2.75
		5,114,831	11.99

Financials - 8.34%
Berkshire Hathaway Inc., Class A (1)	8,330	749,700	1.76
Wells Fargo & Co.	28,667,100	695,464	1.63
JPMorgan Chase & Co.	12,145,000	414,266	.97
U.S. Bancorp	21,710,000	389,043	.91
American Express Co.	14,079,000	327,196	.77
Other securities		980,322	2.30
		3,555,991	8.34

Consumer staples - 7.91%
Wal-Mart Stores, Inc.	17,400,000	842,856	1.98
Coca-Cola Co.	16,550,000	794,234	1.86
Philip Morris International Inc.	17,250,000	752,445	1.76
Other securities		986,713	2.31
		3,376,248	7.91

Health care - 7.56%
Merck & Co., Inc.	23,077,200	645,239	1.51
Eli Lilly and Co.	12,352,000	427,873	1.00
Bristol-Myers Squibb Co.	16,500,000	335,115	.78
UnitedHealth Group Inc.	12,850,000	320,993	.75
Abbott Laboratories	6,500,000	305,760	.72
Medtronic, Inc.	7,200,000	251,208	.59
Wyeth	5,200,000	236,028	.55
Other securities		704,988	1.66
		3,227,204	7.56

Industrials - 7.47%
Boeing Co.	10,760,000	457,300	1.07
United Technologies Corp.	8,580,000	445,817	1.04
Deere & Co.	8,940,000	357,153	.84
General Electric Co.	16,000,000	187,520	.44
Other securities		1,739,986	4.08
		3,187,776	7.47

Energy - 7.39%
Chevron Corp.	11,772,000	779,895	1.83
Royal Dutch Shell PLC, Class B (ADR)	12,500,000	635,750	1.49
ConocoPhillips	9,700,000	407,982	.95
Baker Hughes Inc.	7,000,000	255,080	.60
Exxon Mobil Corp.	3,500,000	244,685	.57
Occidental Petroleum Corp.	3,500,000	230,335	.54
Other securities		599,225	1.41
		3,152,952	7.39

Consumer discretionary - 4.20%
Home Depot, Inc.	19,400,000	458,422	1.08
Time Warner Inc.	12,583,333	316,974	.74
McDonald's Corp.	4,070,000	233,985	.55
Other securities		780,535	1.83
		1,789,916	4.20

Telecommunication services - 2.57%
AT&T Inc.	26,512,500	658,571	1.54
Verizon Communications Inc.	10,000,000	307,300	.72
Other securities		131,982	.31
		1,097,853	2.57

Materials - 2.49%
E.I. du Pont de Nemours and Co.	13,600,000	348,432	.82
BHP Billiton Ltd. (2)	9,000,000	246,728	.58
Other securities		466,189	1.09
		1,061,349	2.49

Utilities - 2.00%
GDF Suez (2)	6,963,420	260,054	.61
PG&E Corp.	6,400,000	246,016	.58
Other securities		347,045	.81
		853,115	2.00

Miscellaneous - 0.91%
Other common stocks in initial period of acquisition		389,921	.91

Total common stocks (cost: $29,297,958,000)		26,807,156	62.83

			Percent
		Value	of net
Preferred stocks - 0.41%	Shares	(000)	assets

Financials - 0.40%
JPMorgan Chase & Co., Series I, 7.90% (3)	12,750,000	11,189	.03
Fannie Mae, Series S, 8.25% noncumulative	839,700	1,169	.00
Other securities		157,905	.37
		170,263	.40

U.S. government agency securities - 0.01%
Other securities		3,688	.01

Total preferred stocks (cost: $270,266,000)		173,951	.41

	Principal		Percent
	amount	Value	of net
Bonds & notes - 35.01%	(000)	(000)	assets

Bonds & notes of U.S. government & government agencies - 14.41%
U.S. Treasury:
4.625% 2011	$793,750	858,179
2.75% 2013	235,000	239,397
3.375% 2013	670,000	702,240
3.50% 2013	463,000	487,886
4.25% 2013	386,835	418,385
3.50% 2018	748,750	752,614
6.25% 2023	538,500	656,550
3.50% 2039	356,500	308,430
0.875%-8.875% 2010-2038 (2) (4)	1,203,091	1,303,901	13.42
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	27,500	27,632	.07
Fannie Mae 6.25% 2029	20,000	23,352	.06
Freddie Mac 5.00% 2018	20,000	18,827	.04
Other securities		350,998	.82
		6,148,391	14.41

Mortgage-backed obligations (5) - 10.80%
Fannie Mae 0%-11.884% 2010-2047 (3)	1,951,291	2,015,098	4.72
Freddie Mac 0%-10.00% 2015-2038 (3)	670,247	694,858	1.63
Other securities		1,896,316	4.45
		4,606,272	10.80

Corporate bonds & notes - 8.64%
Financials - 2.31%
JPMorgan Chase & Co. 4.891% 2015 (3)	20,000	17,404
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	14,865	12,820
JPMorgan Chase Bank NA 6.00% 2017	5,000	4,874	.08
Wells Fargo & Co. 4.375% 2013	6,920	6,985	.02
Other securities		942,891	2.21
		984,974	2.31

Telecommunication services - 1.17%
SBC Communications Inc. 5.10%-6.45% 2011-2034	114,300	116,574
BellSouth Capital Funding Corp. 7.875% 2030	51,500	57,046
AT&T Wireless Services, Inc. 7.875%- 8.125% 2011-2012	17,400	18,989
AT&T Inc. 4.95% 2013	16,250	16,914
AT&T Corp. 8.00% 2031 (3)	10,000	11,574	.52
Verizon Communications Inc. 3.75%- 6.90% 2011-2038 (6)	136,275	137,358
Verizon Global Funding Corp. 7.25%- 7.75% 2010-2030	39,395	42,474	.42
Other securities		99,221	.23
		500,150	1.17

Consumer discretionary - 1.06%
Other securities		453,103	1.06

Industrials - 0.86%
General Electric Co. 5.25% 2017	24,250	23,855	.06
Other securities		344,739	.80
		368,594	.86

Health care - 0.81%
Merck & Co., Inc. 5.00% 2019	8,925	9,054	.02
Other securities		335,733	.79
		344,787	.81

Information technology - 0.28%
Oracle Corp. 3.75% 2014	15,750	15,750	.04
Other securities		103,652	.24
		119,402	.28

Other corporate bonds & notes - 2.15%
Other securities		917,186	2.15

Total corporate bonds & notes		3,688,196	8.64

Asset-backed obligations - 1.13%
Other securities		483,123	1.13

Municipals - 0.03%
Other securities		11,901	.03

Total bonds & notes (cost: $15,502,844,000)		14,937,883	35.01

	Principal		Percent
	amount	Value	of net
Short-term securities - 2.12%	(000)	(000)	assets

General Electric Capital Corp., FDIC insured, 0.23%-0.50% due 7/21-8/25/2009	$165,600	165,573
GE Financial Assurance Holdings Inc. 0.15% due 7/1/2009	43,000	43,000	.49
Jupiter Securitization Co., LLC 0.26%-0.27% due 7/10-7/14/2009 (6)	58,100	58,095
Park Avenue Receivables Co., LLC 0.25% due 7/6-7/21/2009 (6)	40,000	39,996	.23
Freddie Mac 0.15%-0.33% due 7/13-10/19/2009	92,200	92,168	.22
NetJets Inc. 0.18%-0.22% due 7/9-7/16/2009 (6)	70,000	69,994	.16
Fannie Mae 0.16%-0.40% due 7/6-7/22/2009	67,500	67,493	.16
Coca-Cola Co. 0.22%-0.42% due 7/20-8/7/2009 (6)	34,100	34,093	.08
United Technologies Corp. 0.19% due 7/23/2009 (6)	25,000	24,997	.06
U.S. Treasury Bills 0.29% due 7/2/2009	9,900	9,900	.02
Other securities		298,980	.70
Total short-term securities (cost: $904,273,000)		904,289	2.12

Total investment securities (cost: $45,975,341,000)		42,823,279	100.37
Other assets less liabilities		(158,130)	(.37)

Net assets		$42,665,149	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $1,599,395,000, which represented 3.75% of the net assets of the fund. This amount includes $869,798,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Coupon rate may change periodically.
(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(6) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,819,490,000, which represented 4.26% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at June 30, 2009	(dollars in thousands)

Assets:
Investment securities, at value (cost: $45,975,341)		$42,823,279
Cash		209
Receivables for:
Sales of investments	113,278
Sales of fund's shares	43,018
Dividends and interest	205,306	361,602
		43,185,090
Liabilities:
Payables for:
Purchases of investments	366,990
Repurchases of fund's shares	121,916
Investment advisory services	8,617
Services provided by affiliates	20,111
Directors' deferred compensation	1,824
Other	483	519,941
Net assets at June 30, 2009		$42,665,149

Net assets consist of:
Capital paid in on shares of capital stock		$51,021,821
Undistributed net investment income		19,861
Accumulated net realized loss		(5,224,551)
Net unrealized depreciation		(3,151,982)
Net assets at June 30, 2009		$42,665,149

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 5,500,000 shares, $.001 par value (3,031,599 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$26,519,172	1,882,404	$14.09
Class B	3,219,341	229,275	14.04
Class C	3,992,754	284,617	14.03
Class F-1	826,380	58,668	14.09
Class F-2	132,556	9,411	14.08
Class 529-A	1,093,074	77,670	14.07
Class 529-B	254,131	18,065	14.07
Class 529-C	441,085	31,351	14.07
Class 529-E	68,780	4,889	14.07
Class 529-F-1	33,450	2,378	14.07
Class R-1	99,291	7,083	14.02
Class R-2	899,391	64,123	14.03
Class R-3	2,038,570	145,234	14.04
Class R-4	1,921,252	136,551	14.07
Class R-5	824,434	58,483	14.10
Class R-6	301,488	21,397	14.09
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $14.95 and $14.93, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended June 30, 2009	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $8,988)	$431,732
Interest	359,733	$791,465

Fees and expenses*:
Investment advisory services	49,443
Distribution services	80,675
Transfer agent services	23,459
Administrative services	11,825
Reports to shareholders	1,895
Registration statement and prospectus	949
Directors' compensation	367
Auditing and legal	18
Custodian	270
Other	1,736	170,637
Net investment income		620,828

Net realized loss and unrealized appreciation on investments and currency:
Net realized loss on:
Investments	(3,563,222)
Currency transactions	(1,228)	(3,564,450)
Net unrealized appreciation on:
Investments	4,352,548
Currency translations	226	4,352,774
Net realized loss and
unrealized appreciation
on investments and currency		788,324
Net increase in net assets resulting from operations		$1,409,152

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended June 30, 2009*	December 31, 2008
Operations:
Net investment income	$620,828	$1,479,078
Net realized loss on investments and currency transactions	(3,564,450)	(1,648,768)
Net unrealized appreciation (depreciation) on investments and currency translations	4,352,774	(15,316,379)
Net increase (decrease) in net assets resulting from operations	1,409,152	(15,486,069)

Dividends and distributions paid to shareholders:
Dividends from net investment income	(639,537)	(1,602,469)
Distributions from net realized gain on investments	-	(440,268)
Total dividends and distributions paid to shareholders	(639,537)	(2,042,737)

Net capital share transactions	(1,157,917)	(6,705)

Total decrease in net assets	(388,302)	(17,535,511)

Net assets:
Beginning of period	43,053,451	60,588,962
End of period (including undistributed
net investment income: $19,861 and $38,570, respectively)	$42,665,149	$43,053,451

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                               unaudited

1. Organization and significant accounting policies

Organization – American Balanced Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of both capital and income by investing in common stocks and fixed-income securities.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Effective April 21, 2009, Class B and 529-B shares of the fund are no longer available for purchase.

On May 1, 2009, the fund made an additional retirement plan share class (Class R-6) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). Refer to the fund’s retirement plan prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Securities held by the fund may also be affected by changing interest rates, and by changes in effective maturities and credit ratings. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by currency fluctuations and controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the U.S. may also be subject to many of these risks.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2004 .

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$38,622
Post-October currency loss deferrals (realized during the period November 1, 2008, through December 31, 2008)*	(370)
Capital loss carryforward expiring 2016†:	(1,180,492)
Post-October capital loss deferrals (realized during the period November 1, 2008, through December 31, 2008)*	(478,695)

* These deferrals are considered incurred in the subsequent year.
† The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of June 30, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$2,370,831
Gross unrealized depreciation on investment securities	(5,595,521)
Net unrealized depreciation on investment securities	(3,224,690)
Cost of investment securities	46,047,969

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended June 30, 2009			Year ended December 31, 2008
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class A	$419,011	$-	$419,011	$1,061,925	$275,039	$1,336,964
Class B	40,697	-	40,697	109,514	38,718	148,232
Class C	49,164	-	49,164	125,087	44,051	169,138
Class F-1	14,155	-	14,155	37,856	9,931	47,787
Class F-2*	845	-	845	396	-	396
Class 529-A	16,532	-	16,532	38,098	9,715	47,813
Class 529-B	2,980	-	2,980	7,115	2,495	9,610
Class 529-C	5,066	-	5,066	11,922	4,147	16,069
Class 529-E	947	-	947	2,171	615	2,786
Class 529-F-1	527	-	527	1,175	263	1,438
Class R-1	1,216	-	1,216	2,541	805	3,346
Class R-2	10,523	-	10,523	24,881	8,441	33,322
Class R-3	28,924	-	28,924	77,781	23,940	101,721
Class R-4	23,188	-	23,188	54,862	14,212	69,074
Class R-5	23,445	-	23,445	47,145	7,896	55,041
Class R-6†	2,317	-	2,317	-	-	-
Total	$639,537	$-	$639,537	$1,602,469	$440,268	$2,042,737

*Class F-2 was offered beginning August 1, 2008.
†Class R-6 was offered beginning May 1, 2009.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.210% on such assets in excess of $71 billion. For the six months ended June 30, 2009, the investment advisory services fee was $49,443,000, which was equivalent to an annualized rate of 0.245% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page.

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2009, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended June 30, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$30,398	$20,982	Not applicable	Not applicable	Not applicable
Class B	15,723	2,477	Not applicable	Not applicable	Not applicable
Class C	19,020	Included in administrative services	$2,856	$531	Not applicable
Class F-1	1,020		516	46	Not applicable
Class F-2	Not applicable		35	2	Not applicable
Class 529-A	1,089		628	106	$501
Class 529-B	1,193		150	41	120
Class 529-C	2,007		253	61	202
Class 529-E	157		40	7	31
Class 529-F-1	-		19	3	15
Class R-1	453		58	16	Not applicable
Class R-2	3,096		614	1,338	Not applicable
Class R-3	4,701		1,374	523	Not applicable
Class R-4	1,818		1,072	19	Not applicable
Class R-5	Not applicable		620	5	Not applicable
Class R-6*	Not applicable		23	-†	Not applicable
Total	$80,675	$23,459	$8,258	$2,698	$869
* Class R-6 was offered beginning May 1, 2009.
† Amount less than one thousand.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds.

These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds.

Directors’ compensation of $367,000, shown on the accompanying financial statements, includes $252,000 in current fees (either paid in cash or deferred) and a net increase of $115,000 in the value of the deferred amounts.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2009 (dollars in thousands):

Investment securities	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$5,114,831	$-		$-	$5,114,831
Financials	3,555,991	-		-	3,555,991
Consumer staples	3,376,248	-		-	3,376,248
Health care	3,227,204	-		-	3,227,204
Industrials	3,098,674	89,102	*	-	3,187,776
Energy	3,152,952	-		-	3,152,952
Consumer discretionary	1,789,916	-		-	1,789,916
Telecommunication services	965,871	131,982	*	-	1,097,853
Materials	814,621	246,728	*	-	1,061,349
Utilities	593,061	260,054	*	-	853,115
Miscellaneous	247,989	141,932	*	-	389,921
Preferred stocks		173,951		-	173,951
Bonds & notes:
Bonds & notes of U.S. government & government agencies	-	6,148,391		-	6,148,391
Mortgage-backed obligations	-	4,534,442		71,830	4,606,272
Corporate bonds & notes	-	3,647,409		40,787	3,688,196
Asset-backed obligations	-	470,682		12,441	483,123
Municipals	-	11,901		-	11,901
Short-term securities	-	904,289		-	904,289
Total	$25,937,358	$16,760,863		$125,058	$42,823,279

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $869,798,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended June 30, 2009 (dollars in thousands):

	Beginning		Net		Net transfers	Ending
	value	Net	realized	Net unrealized	out of	value
	at 1/1/2009	sales	loss (†)	appreciation (†)	Level 3	at 6/30/2009

Investment securities	$249,459	$(38,139)	$(4,285)	$10,556	$(92,533)	$125,058

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands) (†):						$3,741

(†) Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends and distributions		Repurchases(1)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2009
Class A	$2,137,063	161,470	$399,974	30,593	$(3,454,573)	(267,070)	$(917,536)	(75,007)
Class B	92,145	7,094	38,230	2,938	(419,454)	(32,369)	(289,079)	(22,337)
Class C	272,302	20,617	46,189	3,547	(518,812)	(40,413)	(200,321)	(16,249)
Class F-1	100,163	7,533	12,357	947	(243,247)	(18,455)	(130,727)	(9,975)
Class F-2	113,076	8,084	689	52	(20,014)	(1,558)	93,751	6,578
Class 529-A	92,952	7,014	16,519	1,264	(70,545)	(5,446)	38,926	2,832
Class 529-B	9,404	725	2,978	228	(14,776)	(1,143)	(2,394)	(190)
Class 529-C	45,610	3,438	5,060	387	(38,921)	(3,005)	11,749	820
Class 529-E	6,008	454	946	72	(4,329)	(336)	2,625	190
Class 529-F-1	4,559	342	527	40	(3,223)	(246)	1,863	136
Class R-1	27,555	2,076	1,211	93	(20,561)	(1,584)	8,205	585
Class R-2	158,900	12,072	10,510	806	(144,507)	(11,071)	24,903	1,807
Class R-3	267,241	20,246	28,916	2,218	(259,397)	(19,902)	36,760	2,562
Class R-4	694,225	50,617	23,173	1,774	(225,546)	(17,202)	491,852	35,189
Class R-5	202,394	15,170	23,380	1,795	(847,197)	(61,310)	(621,423)	(44,345)
Class R-6(2)	290,896	21,251	2,317	166	(284)	(20)	292,929	21,397
Total net increase
(decrease)	$4,514,493	338,203	$612,976	46,920	$(6,285,386)	(481,130)	$(1,157,917)	(96,007)

Year ended December 31, 2008
Class A	$6,541,339	403,813	$1,281,245	75,631	$(7,906,651)	(489,944)	$(84,067)	(10,500)
Class B	344,946	20,857	141,278	8,319	(938,608)	(57,678)	(452,384)	(28,502)
Class C	941,452	58,091	159,387	9,407	(1,328,803)	(82,689)	(227,964)	(15,191)
Class F-1	438,016	27,259	41,463	2,445	(519,372)	(32,224)	(39,893)	(2,520)
Class F-2(3)	45,470	3,072	325	24	(3,610)	(263)	42,185	2,833
Class 529-A	213,417	12,731	47,803	2,832	(151,699)	(9,307)	109,521	6,256
Class 529-B	32,652	1,942	9,610	567	(32,678)	(2,012)	9,584	497
Class 529-C	100,257	5,971	16,065	949	(95,171)	(5,803)	21,151	1,117
Class 529-E	14,289	856	2,786	165	(10,967)	(666)	6,108	355
Class 529-F-1	11,907	696	1,438	85	(6,688)	(407)	6,657	374
Class R-1	50,484	2,997	3,321	198	(34,670)	(2,104)	19,135	1,091
Class R-2	349,023	20,926	33,287	1,970	(353,485)	(21,301)	28,825	1,595
Class R-3	719,096	42,334	101,705	5,976	(1,297,044)	(77,190)	(476,243)	(28,880)
Class R-4	662,301	38,924	69,066	4,086	(627,999)	(38,331)	103,368	4,679
Class R-5	1,160,744	67,166	54,918	3,317	(288,350)	(17,190)	927,312	53,293
Total net increase
(decrease)	$11,625,393	707,635	$1,963,697	115,971	$(13,595,795)	(837,109)	$(6,705)	(13,503)

(1) Includes exchanges between share classes of the fund.
(2)Class R-6 was offered beginning May 1, 2009.
(3)Class F-2 was offered beginning August 1, 2008.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $7,139,333,000 and $9,599,735,000 respectively, during the six months ended June 30, 2009.

8. Subsequent events

As of August 6, 2009, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 6/30/2009(5)	$13.78	$.21	$.32	$.53	$(.22)	$-	$(.22)	$14.09	3.98%	$26,519	.68	%(6)	.68	%(6)	3.24	%(6)
	Year ended 12/31/2008	19.31	.50	(5.35)	(4.85)	(.54)	(.14)	(.68)	13.78	(25.73)	26,972	.61		.59		2.96
	Year ended 12/31/2007	19.02	.53	.72	1.25	(.52)	(.44)	(.96)	19.31	6.60	37,999	.60		.58		2.68
	Year ended 12/31/2006	17.82	.47	1.61	2.08	(.47)	(.41)	(.88)	19.02	11.80	35,431	.61		.58		2.57
	Year ended 12/31/2005	18.00	.41	.15	.56	(.40)	(.34)	(.74)	17.82	3.12	33,009	.61		.59		2.31
	Year ended 12/31/2004	17.29	.39	1.12	1.51	(.36)	(.44)	(.80)	18.00	8.92	29,162	.63		.62		2.23

Class B:	Six months ended 6/30/2009(5)	13.73	.16	.32	.48	(.17)	-	(.17)	14.04	3.60	3,219	1.43	(6)	1.43	(6)	2.49	(6)
	Year ended 12/31/2008	19.25	.37	(5.34)	(4.97)	(.41)	(.14)	(.55)	13.73	(26.33)	3,455	1.38		1.35		2.18
	Year ended 12/31/2007	18.96	.38	.72	1.10	(.37)	(.44)	(.81)	19.25	5.83	5,391	1.35		1.32		1.94
	Year ended 12/31/2006	17.77	.33	1.60	1.93	(.33)	(.41)	(.74)	18.96	10.95	5,386	1.36		1.33		1.82
	Year ended 12/31/2005	17.95	.28	.15	.43	(.27)	(.34)	(.61)	17.77	2.37	5,180	1.36		1.34		1.56
	Year ended 12/31/2004	17.24	.26	1.12	1.38	(.23)	(.44)	(.67)	17.95	8.15	4,849	1.37		1.37		1.48

Class C:	Six months ended 6/30/2009(5)	13.72	.16	.32	.48	(.17)	-	(.17)	14.03	3.59	3,993	1.45	(6)	1.45	(6)	2.47	(6)
	Year ended 12/31/2008	19.23	.36	(5.33)	(4.97)	(.40)	(.14)	(.54)	13.72	(26.33)	4,128	1.42		1.40		2.14
	Year ended 12/31/2007	18.95	.37	.72	1.09	(.37)	(.44)	(.81)	19.23	5.73	6,078	1.40		1.37		1.89
	Year ended 12/31/2006	17.76	.32	1.60	1.92	(.32)	(.41)	(.73)	18.95	10.90	5,743	1.41		1.38		1.77
	Year ended 12/31/2005	17.94	.27	.15	.42	(.26)	(.34)	(.60)	17.76	2.30	5,582	1.42		1.40		1.51
	Year ended 12/31/2004	17.24	.25	1.11	1.36	(.22)	(.44)	(.66)	17.94	8.02	4,976	1.44		1.44		1.42

Class F-1:	Six months ended 6/30/2009(5)	13.78	.22	.31	.53	(.22)	-	(.22)	14.09	4.00	826	.64	(6)	.64	(6)	3.28	(6)
	Year ended 12/31/2008	19.31	.50	(5.35)	(4.85)	(.54)	(.14)	(.68)	13.78	(25.73)	946	.61		.58		2.96
	Year ended 12/31/2007	19.02	.53	.72	1.25	(.52)	(.44)	(.96)	19.31	6.61	1,374	.59		.57		2.69
	Year ended 12/31/2006	17.82	.48	1.60	2.08	(.47)	(.41)	(.88)	19.02	11.83	1,247	.59		.57		2.59
	Year ended 12/31/2005	18.00	.41	.15	.56	(.40)	(.34)	(.74)	17.82	3.10	1,238	.63		.61		2.30
	Year ended 12/31/2004	17.29	.39	1.11	1.50	(.35)	(.44)	(.79)	18.00	8.88	1,110	.67		.67		2.19

Class F-2:	Six months ended 6/30/2009(5)	13.78	.23	.31	.54	(.24)	-	(.24)	14.08	4.05	133	.42	(6)	.42	(6)	3.47	(6)
	Period from 8/5/2008 to 12/31/2008	17.44	.21	(3.59)	(3.38)	(.28)	-	(.28)	13.78	(19.51)	39	.17		.16		1.45

Class 529-A:	Six months ended 6/30/2009(5)	13.77	.21	.31	.52	(.22)	-	(.22)	14.07	3.89	1,093	.74	(6)	.74	(6)	3.19	(6)
	Year ended 12/31/2008	19.29	.49	(5.34)	(4.85)	(.53)	(.14)	(.67)	13.77	(25.76)	1,030	.68		.65		2.90
	Year ended 12/31/2007	19.01	.51	.72	1.23	(.51)	(.44)	(.95)	19.29	6.47	1,323	.68		.66		2.60
	Year ended 12/31/2006	17.81	.47	1.60	2.07	(.46)	(.41)	(.87)	19.01	11.76	1,125	.66		.63		2.53
	Year ended 12/31/2005	17.99	.40	.15	.55	(.39)	(.34)	(.73)	17.81	3.06	907	.67		.65		2.26
	Year ended 12/31/2004	17.28	.38	1.12	1.50	(.35)	(.44)	(.79)	17.99	8.88	679	.69		.68		2.18

Class 529-B:	Six months ended 6/30/2009(5)	13.76	.16	.31	.47	(.16)	-	(.16)	14.07	3.54	254	1.53	(6)	1.53	(6)	2.39	(6)
	Year ended 12/31/2008	19.28	.35	(5.34)	(4.99)	(.39)	(.14)	(.53)	13.76	(26.36)	251	1.48		1.46		2.09
	Year ended 12/31/2007	19.00	.36	.71	1.07	(.35)	(.44)	(.79)	19.28	5.64	342	1.47		1.44		1.81
	Year ended 12/31/2006	17.80	.31	1.61	1.92	(.31)	(.41)	(.72)	19.00	10.87	311	1.48		1.45		1.70
	Year ended 12/31/2005	17.99	.25	.14	.39	(.24)	(.34)	(.58)	17.80	2.15	265	1.51		1.49		1.41
	Year ended 12/31/2004	17.28	.23	1.12	1.35	(.20)	(.44)	(.64)	17.99	7.94	219	1.56		1.56		1.30

Class 529-C:	Six months ended 6/30/2009(5)	13.76	.16	.32	.48	(.17)	-	(.17)	14.07	3.55	441	1.52	(6)	1.52	(6)	2.40	(6)
	Year ended 12/31/2008	19.29	.35	(5.35)	(5.00)	(.39)	(.14)	(.53)	13.76	(26.40)	420	1.48		1.45		2.09
	Year ended 12/31/2007	19.00	.36	.72	1.08	(.35)	(.44)	(.79)	19.29	5.70	567	1.47		1.44		1.82
	Year ended 12/31/2006	17.81	.32	1.59	1.91	(.31)	(.41)	(.72)	19.00	10.81	501	1.47		1.44		1.71
	Year ended 12/31/2005	17.99	.26	.14	.40	(.24)	(.34)	(.58)	17.81	2.22	418	1.50		1.48		1.42
	Year ended 12/31/2004	17.28	.23	1.12	1.35	(.20)	(.44)	(.64)	17.99	7.94	327	1.55		1.55		1.31

Class 529-E:	Six months ended 6/30/2009(5)	$13.76	$.19	$.32	$.51	$(.20)	$-	$(.20)	$14.07	3.81%	$69	1.02	%(6)	1.02	%(6)	2.91	%(6)
	Year ended 12/31/2008	19.28	.44	(5.34)	(4.90)	(.48)	(.14)	(.62)	13.76	(25.99)	65	.97		.95		2.60
	Year ended 12/31/2007	19.00	.46	.71	1.17	(.45)	(.44)	(.89)	19.28	6.18	84	.96		.94		2.32
	Year ended 12/31/2006	17.80	.41	1.61	2.02	(.41)	(.41)	(.82)	19.00	11.44	73	.96		.93		2.23
	Year ended 12/31/2005	17.98	.35	.14	.49	(.33)	(.34)	(.67)	17.80	2.73	59	.99		.97		1.93
	Year ended 12/31/2004	17.28	.32	1.11	1.43	(.29)	(.44)	(.73)	17.98	8.44	45	1.04		1.03		1.83

Class 529-F-1:	Six months ended 6/30/2009(5)	13.76	.22	.32	.54	(.23)	-	(.23)	14.07	4.07	34	.52	(6)	.52	(6)	3.41	(6)
	Year ended 12/31/2008	19.28	.52	(5.34)	(4.82)	(.56)	(.14)	(.70)	13.76	(25.61)	31	.47		.45		3.11
	Year ended 12/31/2007	19.00	.56	.71	1.27	(.55)	(.44)	(.99)	19.28	6.71	36	.46		.44		2.82
	Year ended 12/31/2006	17.80	.50	1.61	2.11	(.50)	(.41)	(.91)	19.00	11.99	28	.46		.43		2.73
	Year ended 12/31/2005	17.98	.42	.15	.57	(.41)	(.34)	(.75)	17.80	3.15	19	.57		.55		2.35
	Year ended 12/31/2004	17.27	.37	1.12	1.49	(.34)	(.44)	(.78)	17.98	8.78	14	.79		.78		2.09

Class R-1:	Six months ended 6/30/2009(5)	13.71	.16	.32	.48	(.17)	-	(.17)	14.02	3.62	99	1.42	(6)	1.42	(6)	2.51	(6)
	Year ended 12/31/2008	19.22	.37	(5.33)	(4.96)	(.41)	(.14)	(.55)	13.71	(26.30)	89	1.38		1.35		2.21
	Year ended 12/31/2007	18.94	.37	.72	1.09	(.37)	(.44)	(.81)	19.22	5.74	104	1.40		1.37		1.89
	Year ended 12/31/2006	17.75	.32	1.60	1.92	(.32)	(.41)	(.73)	18.94	10.91	82	1.41		1.39		1.77
	Year ended 12/31/2005	17.94	.27	.13	.40	(.25)	(.34)	(.59)	17.75	2.24	62	1.45		1.42		1.49
	Year ended 12/31/2004	17.24	.25	1.11	1.36	(.22)	(.44)	(.66)	17.94	8.01	41	1.48		1.46		1.43

Class R-2:	Six months ended 6/30/2009(5)	13.72	.16	.32	.48	(.17)	-	(.17)	14.03	3.57	899	1.48	(6)	1.48	(6)	2.44	(6)
	Year ended 12/31/2008	19.23	.36	(5.33)	(4.97)	(.40)	(.14)	(.54)	13.72	(26.33)	855	1.42		1.39		2.15
	Year ended 12/31/2007	18.95	.37	.71	1.08	(.36)	(.44)	(.80)	19.23	5.71	1,168	1.41		1.39		1.87
	Year ended 12/31/2006	17.76	.32	1.60	1.92	(.32)	(.41)	(.73)	18.95	10.90	1,079	1.45		1.39		1.77
	Year ended 12/31/2005	17.94	.27	.15	.42	(.26)	(.34)	(.60)	17.76	2.31	902	1.48		1.40		1.51
	Year ended 12/31/2004	17.24	.25	1.11	1.36	(.22)	(.44)	(.66)	17.94	8.05	648	1.55		1.42		1.45

Class R-3:	Six months ended 6/30/2009(5)	13.73	.19	.32	.51	(.20)	-	(.20)	14.04	3.85	2,039	.96	(6)	.96	(6)	2.96	(6)
	Year ended 12/31/2008	19.24	.45	(5.33)	(4.88)	(.49)	(.14)	(.63)	13.73	(25.94)	1,959	.90		.87		2.65
	Year ended 12/31/2007	18.96	.46	.72	1.18	(.46)	(.44)	(.90)	19.24	6.23	3,301	.92		.90		2.36
	Year ended 12/31/2006	17.77	.41	1.60	2.01	(.41)	(.41)	(.82)	18.96	11.44	3,059	.92		.90		2.26
	Year ended 12/31/2005	17.95	.36	.15	.51	(.35)	(.34)	(.69)	17.77	2.83	2,541	.91		.89		2.02
	Year ended 12/31/2004	17.25	.34	1.10	1.44	(.30)	(.44)	(.74)	17.95	8.52	1,828	.97		.97		1.94

Class R-4:	Six months ended 6/30/2009(5)	13.76	.21	.32	.53	(.22)	-	(.22)	14.07	3.99	1,921	.66	(6)	.66	(6)	3.24	(6)
	Year ended 12/31/2008	19.28	.49	(5.34)	(4.85)	(.53)	(.14)	(.67)	13.76	(25.75)	1,395	.65		.62		2.92
	Year ended 12/31/2007	19.00	.52	.71	1.23	(.51)	(.44)	(.95)	19.28	6.50	1,865	.65		.62		2.64
	Year ended 12/31/2006	17.80	.47	1.60	2.07	(.46)	(.41)	(.87)	19.00	11.78	1,724	.65		.62		2.53
	Year ended 12/31/2005	17.99	.41	.13	.54	(.39)	(.34)	(.73)	17.80	3.03	1,441	.65		.63		2.28
	Year ended 12/31/2004	17.28	.39	1.11	1.50	(.35)	(.44)	(.79)	17.99	8.89	830	.67		.66		2.23

Class R-5:	Six months ended 6/30/2009(5)	13.79	.23	.32	.55	(.24)	-	(.24)	14.10	4.13	824	.36	(6)	.36	(6)	3.56	(6)
	Year ended 12/31/2008	19.32	.54	(5.35)	(4.81)	(.58)	(.14)	(.72)	13.79	(25.52)	1,418	.35		.33		3.28
	Year ended 12/31/2007	19.03	.58	.72	1.30	(.57)	(.44)	(1.01)	19.32	6.86	957	.35		.33		2.94
	Year ended 12/31/2006	17.83	.52	1.61	2.13	(.52)	(.41)	(.93)	19.03	12.08	411	.35		.33		2.82
	Year ended 12/31/2005	18.01	.46	.15	.61	(.45)	(.34)	(.79)	17.83	3.38	324	.36		.34		2.57
	Year ended 12/31/2004	17.30	.44	1.12	1.56	(.41)	(.44)	(.85)	18.01	9.21	246	.37		.36		2.51

Class R-6:	Period from 5/1/2009 to 6/30/2009(5)	13.64	.09	.48	.57	(.12)	-	(.12)	14.09	4.18	302	.05		.05		.65

	Six months ended June 30,	Year ended December 31
	2009(5)	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	27%	41%	35%	34%	35%	25%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009, through June 30, 2009).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2009	Ending account value 6/30/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,039.76	$3.44	.68%
Class A -- assumed 5% return	1,000.00	1,021.42	3.41	.68
Class B -- actual return	1,000.00	1,035.98	7.22	1.43
Class B -- assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class C -- actual return	1,000.00	1,035.95	7.32	1.45
Class C -- assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class F-1 -- actual return	1,000.00	1,039.95	3.24	.64
Class F-1 -- assumed 5% return	1,000.00	1,021.62	3.21	.64
Class F-2 -- actual return	1,000.00	1,040.48	2.12	.42
Class F-2 -- assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 529-A -- actual return	1,000.00	1,038.91	3.74	.74
Class 529-A -- assumed 5% return	1,000.00	1,021.12	3.71	.74
Class 529-B -- actual return	1,000.00	1,035.43	7.72	1.53
Class 529-B -- assumed 5% return	1,000.00	1,017.21	7.65	1.53
Class 529-C -- actual return	1,000.00	1,035.50	7.67	1.52
Class 529-C -- assumed 5% return	1,000.00	1,017.26	7.60	1.52
Class 529-E -- actual return	1,000.00	1,038.11	5.15	1.02
Class 529-E -- assumed 5% return	1,000.00	1,019.74	5.11	1.02
Class 529-F-1 -- actual return	1,000.00	1,040.67	2.63	.52
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.22	2.61	.52
Class R-1 -- actual return	1,000.00	1,036.23	7.17	1.42
Class R-1 -- assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class R-2 -- actual return	1,000.00	1,035.74	7.47	1.48
Class R-2 -- assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class R-3 -- actual return	1,000.00	1,038.48	4.85	.96
Class R-3 -- assumed 5% return	1,000.00	1,020.03	4.81	.96
Class R-4 -- actual return	1,000.00	1,039.89	3.34	.66
Class R-4 -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class R-5 -- actual return	1,000.00	1,041.33	1.82	.36
Class R-5 -- assumed 5% return	1,000.00	1,023.01	1.81	.36
Class R-6 -- actual return †	1,000.00	1,041.76	.52	.31
Class R-6 -- assumed 5% return †	1,000.00	1,023.26	1.56	.31

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

† The period for the “annualized expense ratio” and “actual return” line is based on the number of days from May 1, 2009 (the initial sale of the share class), through June 30, 2009, and accordingly, is not representative of a full period. The “assumed 5% return” line is based on 181 days.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended			Life
June 30, 2009:	1 year	5 years	of class

Class B shares[1] — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	–20.34%	–1.02%	4.23%
Not reflecting CDSC	–16.26	–0.69	4.23

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–17.11	–0.74	2.10
Not reflecting CDSC	–16.29	–0.74	2.10

Class F-1 shares[2] — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	–15.55	0.07	2.91

Class F-2 shares[2] — first sold 8/5/08
Not reflecting annual asset-based fee charged
by sponsoring firm	—	—	–16.25	[3]

Class 529-A shares[4] — first sold 2/15/02
Reflecting 5.75% maximum sales charge	–20.52	–1.18	1.53
Not reflecting maximum sales charge	–15.68	–0.01	2.36

Class 529-B shares[1,4] — first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	–20.39	–1.15	1.51
Not reflecting CDSC	–16.31	–0.81	1.51

Class 529-C shares[4] — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–17.17	–0.81	1.70
Not reflecting CDSC	–16.35	–0.81	1.70

Class 529-E shares[2,4] — first sold 3/5/02	–15.88	–0.30	1.65

Class 529-F-1 shares[2,4] — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	–15.46	0.15	3.98

1These shares are no longer available for purchase.
2These shares are sold without any initial or contingent deferred sales charge.
3Results are cumulative total returns; they are not annualized.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 24 to 30 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Office of the fund
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2009, portfolio of American Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
>American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund SM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-911-0809P

Litho in USA AGD/ALD/8077-S20690

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

American Balanced Fund®
Investment portfolio

June 30, 2009
 unaudited

Common stocks — 62.83%	Shares	Value (000)

INFORMATION TECHNOLOGY — 11.99%
Microsoft Corp.	34,120,000	$811,032
Oracle Corp.	28,712,984	615,032
Cisco Systems, Inc.[1]	28,300,000	527,512
Google Inc., Class A1	910,000	383,647
International Business Machines Corp.	3,550,000	370,691
Yahoo! Inc.[1]	21,359,000	334,482
Applied Materials, Inc.	28,570,000	313,413
Intel Corp.	18,250,000	302,037
QUALCOMM Inc.	6,375,000	288,150
Hewlett-Packard Co.	5,950,000	229,967
EMC Corp.[1]	12,200,000	159,820
Corning Inc.	9,250,000	148,555
SAP AG (ADR)	3,500,000	140,665
Automatic Data Processing, Inc.	3,200,000	113,408
Apple Inc.[1]	655,000	93,292
Paychex, Inc.	3,250,000	81,900
Nokia Corp. (ADR)	5,500,000	80,190
Tyco Electronics Ltd.	3,360,000	62,463
Texas Instruments Inc.	2,750,000	58,575
		5,114,831

FINANCIALS — 8.34%
Berkshire Hathaway Inc., Class A1	8,330	749,700
Wells Fargo & Co.	28,667,100	695,464
JPMorgan Chase & Co.	12,145,000	414,266
U.S. Bancorp	21,710,000	389,043
American Express Co.	14,079,000	327,196
Bank of America Corp.	14,650,001	193,380
ACE Ltd.	3,990,000	176,478
Allstate Corp.	5,700,000	139,080
SunTrust Banks, Inc.	8,005,000	131,682
Chubb Corp.	2,200,000	87,736
Citigroup Inc.	26,495,000	78,690
Lincoln National Corp.	4,100,000	70,561
Comerica Inc.	2,857,775	60,442
Marsh & McLennan Companies, Inc.	2,100,000	42,273
		3,555,991

CONSUMER STAPLES — 7.91%
Wal-Mart Stores, Inc.	17,400,000	842,856
Coca-Cola Co.	16,550,000	794,234
Philip Morris International Inc.	17,250,000	752,445
Avon Products, Inc.	7,000,000	180,460
Kraft Foods Inc., Class A	6,550,000	165,977
Estée Lauder Companies Inc., Class A	4,500,000	147,015
Procter & Gamble Co.	2,350,000	120,085
H.J. Heinz Co.	3,250,000	116,025
Unilever NV (New York registered)	4,500,000	108,810
Hershey Co.	1,985,000	71,460
Walgreen Co.	1,500,000	44,100
Altria Group, Inc.	2,000,000	32,781
		3,376,248

HEALTH CARE — 7.56%
Merck & Co., Inc.	23,077,200	645,239
Eli Lilly and Co.	12,352,000	427,873
Bristol-Myers Squibb Co.	16,500,000	335,115
UnitedHealth Group Inc.	12,850,000	320,993
Abbott Laboratories	6,500,000	305,760
Medtronic, Inc.	7,200,000	251,208
Wyeth	5,200,000	236,028
Johnson & Johnson	3,000,000	170,400
Aetna Inc.	6,650,000	166,582
Amgen Inc.[1]	2,900,000	153,526
Pfizer Inc	9,000,000	135,000
Stryker Corp.	2,000,000	79,480
		3,227,204

INDUSTRIALS — 7.47%
Boeing Co.	10,760,000	457,300
United Technologies Corp.	8,580,000	445,817
Deere & Co.	8,940,000	357,153
Northrop Grumman Corp.	5,035,000	229,999
Burlington Northern Santa Fe Corp.	3,000,000	220,620
FedEx Corp.	3,600,000	200,232
General Electric Co.	16,000,000	187,520
Emerson Electric Co.	5,500,000	178,200
Union Pacific Corp.	3,400,000	177,004
Tyco International Ltd.	6,260,000	162,635
Parker Hannifin Corp.	3,000,000	128,880
United Parcel Service, Inc., Class B	2,500,000	124,975
General Dynamics Corp.	2,100,000	116,319
Illinois Tool Works Inc.	3,000,000	112,020
European Aeronautic Defence and Space Co. EADS NV2	5,500,000	89,102
		3,187,776

ENERGY — 7.39%
Chevron Corp.	11,772,000	779,895
Royal Dutch Shell PLC, Class B (ADR)	12,500,000	635,750
ConocoPhillips	9,700,000	407,982
Baker Hughes Inc.	7,000,000	255,080
Exxon Mobil Corp.	3,500,000	244,685
Occidental Petroleum Corp.	3,500,000	230,335
TOTAL SA (ADR)	4,020,000	218,005
Schlumberger Ltd.	3,700,000	200,207
EnCana Corp.	3,000,000	148,826
Smith International, Inc.	1,250,000	32,187
		3,152,952

CONSUMER DISCRETIONARY — 4.20%
Home Depot, Inc.	19,400,000	458,422
Time Warner Inc.	12,583,333	316,974
McDonald’s Corp.	4,070,000	233,985
Lowe’s Companies, Inc.	9,050,000	175,660
News Corp., Class A	16,500,000	150,315
Best Buy Co., Inc.	4,050,000	135,634
Nordstrom, Inc.	6,250,000	124,313
Magna International Inc., Class A	1,750,000	73,920
Target Corp.	1,500,000	59,205
Macy’s, Inc.	4,500,000	52,920
Gannett Co., Inc.	2,400,000	8,568
		1,789,916

TELECOMMUNICATION SERVICES — 2.57%
AT&T Inc.	26,512,500	658,571
Verizon Communications Inc.	10,000,000	307,300
Vodafone Group PLC[2]	68,312,500	131,982
		1,097,853

MATERIALS — 2.49%
E.I. du Pont de Nemours and Co.	13,600,000	348,432
BHP Billiton Ltd.[2]	9,000,000	246,728
Alcoa Inc.	16,500,000	170,445
Weyerhaeuser Co.	4,590,000	139,674
Praxair, Inc.	1,150,000	81,730
Monsanto Co.	1,000,000	74,340
		1,061,349

UTILITIES — 2.00%
GDF Suez[2]	6,963,420	260,054
PG&E Corp.	6,400,000	246,016
Exelon Corp.	2,500,000	128,025
Southern Co.	4,000,000	124,640
Edison International	3,000,000	94,380
		853,115

MISCELLANEOUS — 0.91%
Other common stocks in initial period of acquisition		389,921

Total common stocks (cost: $29,297,958,000)		26,807,156

Preferred stocks — 0.41%

FINANCIALS — 0.40%
BNP Paribas 7.195%[3,4]	57,200,000	41,857
Barclays Bank PLC 7.434%[3,4]	37,041,000	24,852
SMFG Preferred Capital USD 1 Ltd. 6.078%[3,4]	25,771,000	20,727
QBE Capital Funding II LP 6.797%[3,4]	24,470,000	18,127
Santander Finance Preferred S.A., Unipersonal, 6.50%	940,000	16,979
AXA SA, Series B, 6.379%[3,4]	26,000,000	16,680
JPMorgan Chase & Co., Series I, 7.90%[4]	12,750,000	11,189
XL Capital Ltd., Series E, 6.50%[4]	16,160,000	7,928
Lloyds TSB Group PLC 6.267%[3,4]	19,100,000	6,501
ING Capital Funding Trust III 8.439% noncumulative[4]	6,750,000	4,254
Fannie Mae, Series S, 8.25% noncumulative	839,700	1,169
		170,263

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%[3,4]	10,000,000	3,688

Total preferred stocks (cost: $270,266,000)		173,951

	Principal amount
Bonds & notes — 35.01%	(000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 14.41%
U.S. Treasury 0.875% 2010[2,5]	$58,527	58,609
U.S. Treasury 4.625% 2011	793,750	858,179
U.S. Treasury 5.00% 2011	25,000	26,664
U.S. Treasury 3.00% 2012[2,5]	184,851	196,263
U.S. Treasury 4.25% 2012	211,600	228,363
U.S. Treasury 2.75% 2013	235,000	239,397
U.S. Treasury 3.375% 2013	670,000	702,240
U.S. Treasury 3.50% 2013	463,000	487,886
U.S. Treasury 3.625% 2013	20,000	21,162
U.S. Treasury 4.25% 2013	386,835	418,385
U.S. Treasury 1.875% 2015[2,5]	120,034	121,496
U.S. Treasury 8.875% 2017	37,125	51,375
U.S. Treasury 1.625% 2018[2,5]	103,814	103,014
U.S. Treasury 3.50% 2018	748,750	752,614
U.S. Treasury 2.125% 2019[2,5]	49,656	51,320
U.S. Treasury 7.875% 2021	38,750	52,645
U.S. Treasury 6.25% 2023	538,500	656,550
U.S. Treasury 2.375% 2025[2,5]	56,559	58,215
U.S. Treasury 6.875% 2025	79,500	104,207
U.S. Treasury 5.50% 2028	45,125	52,190
U.S. Treasury 5.25% 2029	15,000	16,887
U.S. Treasury 4.50% 2036	109,550	112,973
U.S. Treasury 4.375% 2038	48,000	48,518
U.S. Treasury 3.50% 2039	356,500	308,430
Federal Home Loan Bank 5.25% 2014	25,875	28,530
Federal Home Loan Bank 5.625% 2016	109,800	104,904
Federal Agricultural Mortgage Corp. 4.875% 2011[3]	40,000	42,492
Federal Agricultural Mortgage Corp. 5.50% 2011[3]	7,000	7,501
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	33,000	34,196
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	30,000	30,935
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	30,000	30,822
CoBank ACB 7.875% 2018[3]	20,000	19,186
CoBank ACB 1.229% 2022[3,4]	23,425	9,952
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	27,500	27,632
Fannie Mae 6.25% 2029	20,000	23,352
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	22,000	22,150
Freddie Mac 5.00% 2018	20,000	18,827
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	14,000	14,112
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[6]	5,936	6,218
		6,148,391

MORTGAGE-BACKED OBLIGATIONS[6] — 10.80%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	52,930	55,293
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	45,000	47,635
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	16,000	16,571
Fannie Mae 4.89% 2012	30,000	31,503
Fannie Mae 4.00% 2015	15,174	15,490
Fannie Mae 5.00% 2018	2,739	2,871
Fannie Mae 5.00% 2018	1,469	1,540
Fannie Mae 11.00% 2018	368	416
Fannie Mae 5.50% 2019	2,496	2,642
Fannie Mae 5.50% 2020	36,570	38,638
Fannie Mae 11.00% 2020	101	114
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	12,330	12,703
Fannie Mae 10.50% 2022	204	234
Fannie Mae 4.00% 2024	157,133	157,444
Fannie Mae 4.00% 2024	133,055	133,284
Fannie Mae 4.00% 2024	44,793	44,882
Fannie Mae 4.00% 2024	24,881	24,930
Fannie Mae 4.00% 2024	11,058	11,080
Fannie Mae 4.00% 2024	5,723	5,734
Fannie Mae 4.50% 2024	62,644	64,031
Fannie Mae 4.50% 2024	58,802	60,105
Fannie Mae, Series 2001-4, Class NA, 11.844% 2025[4]	297	334
Fannie Mae 6.00% 2027	14,601	15,309
Fannie Mae 8.50% 2027	90	98
Fannie Mae 8.50% 2027	62	68
Fannie Mae 8.50% 2027	33	36
Fannie Mae 8.50% 2027	22	24
Fannie Mae 7.50% 2030	163	179
Fannie Mae 7.50% 2030	45	49
Fannie Mae 7.50% 2031	228	250
Fannie Mae 7.50% 2031	164	179
Fannie Mae, Series 2001-20, Class D, 11.041% 2031[4]	86	99
Fannie Mae 5.50% 2032	2,841	2,949
Fannie Mae 5.50% 2033	28,761	29,840
Fannie Mae 5.50% 2033	21,811	22,626
Fannie Mae 5.50% 2033	3,319	3,443
Fannie Mae 5.50% 2035	12,910	13,390
Fannie Mae 5.50% 2035	8,081	8,381
Fannie Mae 6.50% 2035	15,565	16,699
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	6,115	5,023
Fannie Mae 5.50% 2036	3,351	3,471
Fannie Mae 5.50% 2036	2,990	3,097
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	15,389	16,316
Fannie Mae 6.00% 2036	7,151	7,497
Fannie Mae 6.50% 2036	11,371	12,086
Fannie Mae 5.617% 2037[4]	27,585	28,987
Fannie Mae 6.00% 2037	103,253	108,404
Fannie Mae 6.00% 2037	52,119	54,588
Fannie Mae 6.00% 2037	24,597	25,755
Fannie Mae 6.00% 2037	23,429	24,411
Fannie Mae 6.00% 2037	18,716	19,597
Fannie Mae 6.00% 2037	4,460	4,671
Fannie Mae 6.50% 2037	61,722	65,601
Fannie Mae 6.50% 2037	43,063	45,931
Fannie Mae 6.50% 2037	35,761	38,142
Fannie Mae 6.50% 2037	22,887	24,326
Fannie Mae 6.50% 2037	3,669	3,899
Fannie Mae 6.50% 2037	2,163	2,299
Fannie Mae 7.00% 2037	41,634	45,071
Fannie Mae 7.00% 2037	40,677	44,238
Fannie Mae 7.00% 2037	14,865	16,092
Fannie Mae 7.00% 2037	11,123	12,041
Fannie Mae 7.00% 2037	10,974	11,880
Fannie Mae 7.00% 2037	7,469	8,086
Fannie Mae 7.00% 2037	5,287	5,723
Fannie Mae 4.50% 2038	30,227	30,194
Fannie Mae 4.50% 2038	9,303	9,300
Fannie Mae 6.00% 2038	43,744	45,796
Fannie Mae 6.00% 2038	12,689	13,285
Fannie Mae 6.50% 2038	51,512	54,943
Fannie Mae 4.50% 2039	164,163	164,084
Fannie Mae 4.50% 2034	100,000	99,812
Fannie Mae 4.50% 2039	50,194	50,139
Fannie Mae 4.50% 2039	8,714	8,704
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	641	687
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	586	630
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	876	947
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	817	884
Fannie Mae 6.50% 2047	8,919	9,491
Fannie Mae 6.50% 2047	4,914	5,229
Fannie Mae 6.50% 2047	3,852	4,099
Fannie Mae 6.50% 2047	2,979	3,170
Fannie Mae 6.50% 2047	2,964	3,154
Fannie Mae 6.50% 2047	2,262	2,407
Fannie Mae 6.50% 2047	1,256	1,336
Fannie Mae 7.00% 2047	7,200	7,795
Fannie Mae 7.00% 2047	4,236	4,586
Fannie Mae 7.00% 2047	3,352	3,628
Fannie Mae 7.00% 2047	2,862	3,098
Fannie Mae 7.00% 2047	2,548	2,758
Fannie Mae 7.00% 2047	2,372	2,568
Fannie Mae 7.00% 2047	1,538	1,665
Fannie Mae 7.00% 2047	1,131	1,224
Fannie Mae 7.00% 2047	706	765
Fannie Mae 7.00% 2047	365	395
Freddie Mac, Series 2310, Class B, 9.906% 2015[4]	137	157
Freddie Mac 10.00% 2018	312	351
Freddie Mac 8.50% 2020	242	266
Freddie Mac 8.50% 2020	19	21
Freddie Mac 5.00% 2023	38,692	40,081
Freddie Mac 5.00% 2023	27,030	28,000
Freddie Mac 5.00% 2023	23,129	23,959
Freddie Mac 5.00% 2023	19,223	19,913
Freddie Mac 5.00% 2023	18,019	18,666
Freddie Mac 5.00% 2023	11,357	11,761
Freddie Mac 5.00% 2023	8,974	9,296
Freddie Mac 5.00% 2023	8,810	9,124
Freddie Mac 5.00% 2023	8,112	8,401
Freddie Mac 5.00% 2023	6,816	7,060
Freddie Mac 5.00% 2023	5,371	5,564
Freddie Mac 5.00% 2023	482	499
Freddie Mac 5.50% 2023	18,854	19,761
Freddie Mac 5.50% 2023	15,446	16,180
Freddie Mac 5.50% 2023	10,666	11,173
Freddie Mac 6.00% 2026	18,577	19,522
Freddie Mac 6.00% 2026	13,298	13,975
Freddie Mac 6.00% 2026	10,696	11,241
Freddie Mac 6.50% 2027	3,860	4,114
Freddie Mac 6.50% 2027	1,354	1,443
Freddie Mac 6.50% 2027	1,235	1,316
Freddie Mac 6.50% 2028	2,969	3,165
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	3,254	3,488
Freddie Mac, Series 3061, Class PN, 5.50% 2035	14,090	14,870
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	17,649	15,390
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	12,618	11,201
Freddie Mac, Series 3233, Class PA, 6.00% 2036	30,985	32,671
Freddie Mac 5.445% 2037[4]	10,384	10,855
Freddie Mac, Series 3318, Class JT, 5.50% 2037	31,283	32,527
Freddie Mac, Series 3312, Class PA, 5.50% 2037	23,132	24,058
Freddie Mac 5.61% 2037[4]	3,689	3,857
Freddie Mac 5.725% 2037[4]	7,997	8,383
Freddie Mac, Series 3272, Class PA, 6.00% 2037	24,060	25,340
Freddie Mac 6.00% 2038	206,601	215,890
Freddie Mac 6.00% 2038	6,716	7,023
Freddie Mac 6.00% 2038	1,687	1,764
Freddie Mac 6.00% 2038	1,630	1,704
Freddie Mac 6.00% 2038	792	828
Government National Mortgage Assn. 10.00% 2021	473	547
Government National Mortgage Assn. 6.00% 2038	112,907	117,838
Government National Mortgage Assn. 6.50% 2038	54,387	57,769
Government National Mortgage Assn. 6.50% 2038	26,409	28,052
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	1,414	1,197
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	1,051	948
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,452	1,359
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	2,350	1,965
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	21,756	22,102
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	6,748	5,580
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	34,833	35,212
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	14,570	9,924
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	35,567	36,480
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	17,585	16,488
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	20,331	20,828
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	16,045	15,813
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[4]	30,875	24,796
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	7,018	6,998
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	1,923	1,912
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	10,680	10,625
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.316% 2037[4]	63,000	58,584
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	6,542	6,170
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	25,000	24,183
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[4]	20,375	17,088
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.877% 2036[4]	98,318	57,622
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.902% 2036[4]	21,698	12,015
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[4]	42,128	20,714
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.883% 2037[4]	18,636	9,385
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	79,804	82,265
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class F, 8.171% 2036[4]	4,000	4,006
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A-2, 5.389% 2038	2,291	2,323
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	32,750	31,799
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[4]	40,455	34,902
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3]	18,300	17,007
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[3]	20,000	17,589
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[3]	32,200	26,709
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	1,362	1,294
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.513% 2045[4]	65,575	59,890
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	2,850	2,240
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1-A-1, 6.00% 2034	9,126	6,223
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	18,846	12,241
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	18,394	13,176
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035	10,146	5,701
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1-A-9, 5.75% 2037	12,113	7,223
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.846% 2047[4]	20,364	9,915
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	4,000	3,896
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	39,825	36,896
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	15,096	15,039
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	49,257	50,199
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	12,265	11,232
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	19,109	13,816
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	29,686	24,251
Bank of America 5.50% 2012[3]	44,500	43,807
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	62,054	32,043
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	22,112	11,415
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	14,452	13,085
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 3.902% 2035[4]	30,000	18,573
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR19, Class A-6, 5.627% 2036[4]	22,000	11,337
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-4, 6.186% 2035	4,350	4,441
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	37,667	38,343
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2,3]	16,250	15,600
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[2,3]	27,350	25,572
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	46,550	38,168
Nationwide Building Society, Series 2007-2, 5.50% 2012[3]	32,500	30,737
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[2]	30,291	30,658
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 4.575% 2035[4]	20,003	11,963
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[4]	20,000	10,846
Bear Stearns ARM Trust, Series 2006-4, Class II-A-1, 5.761% 2036[4]	13,385	7,775
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	34,245	30,242
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	10,000	9,951
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	19,364	19,138
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class D, 6.878% 2018[3]	15,000	16,245
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039	11,880	8,983
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 5.331% 2033[4]	5,837	4,580
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.519% 2035[4]	23,245	14,359
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.90% 2036[4]	13,368	6,263
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.731% 2036[4]	40,000	23,551
IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 6-A-1, 5.627% 2036[4]	19,850	9,204
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.645% 2036[4]	12,253	6,823
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.106% 2036[4]	14,313	7,148
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3]	22,411	21,038
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 4-A-1, 5.50% 2035	31,769	20,969
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	6,010	5,969
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	1,725	1,751
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PW10, Class AM, 5.449% 2040[4]	20,000	13,118
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	34,258	18,387
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-4, 4.623% 2041	21,190	17,250
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	3,193	3,246
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-4, 6.462% 2031	13,185	13,478
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	16,258	16,720
Prudential Mortgage Capital Funding, LLC, Series ROCK 2001-C1, Class A-2, 6.605% 2034	15,117	15,316
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.805% 2037[4]	29,505	15,097
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[3]	14,000	14,717
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[4]	29,318	14,595
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	16,327	13,014
GSR Mortgage Loan Trust, Series 2004-2F, Class XIIIA-1, 5.00% 2019	5,856	5,726
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	6,151	6,080
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.874% 2036[4]	26,724	11,219
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	1,949	1,958
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 6.141% 2034	8,810	8,845
Meristar Commercial Mortgage Trust, Series 1999-C1, Class A-1, 7.28% 2016[3]	482	485
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[3]	7,750	7,839
Banc of America Alternative Loan Trust, Series 2005-2, Class 3-A-1, 5.00% 2020	8,388	7,782
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044[4]	7,504	7,319
Residential Funding Corp., Series 2003-RM2, Class A-II, 5.00% 2018	5,604	5,479
Structured Asset Securities Corp., Series 2004-3, Class 3-A-1, 5.50% 2019	4,415	4,317
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.346% 2027[3,4]	932	669
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,268	2,492
Hilton Hotel Pool Trust, Series 2000-HLTA, Class A-1, 7.055% 2015[3]	2,236	2,334
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.866% 2036[4]	4,960	2,246
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	2,230	2,230
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	134	134
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	1,645	1,621
		4,606,272

CORPORATE BONDS & NOTES — 8.64%
FINANCIALS — 2.31%
Liberty Mutual Group Inc. 6.50% 2035[3]	19,845	12,091
Liberty Mutual Group Inc. 7.50% 2036[3]	25,350	17,509
Liberty Mutual Group Inc., Series C, 10.75% 2088[3,4]	26,795	19,325
Liberty Mutual Group Inc. 7.697% 2097[3]	22,180	13,295
Westfield Group 5.40% 2012[3]	495	475
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[3]	1,980	1,783
Westfield Group 5.70% 2016[3]	37,745	32,729
Westfield Group 7.125% 2018[3]	15,750	14,641
UniCredito Italiano SpA 5.584% 2017[3,4]	40,000	34,871
UniCredito Italiano SpA 6.00% 2017[3]	10,000	8,971
Kimco Realty Corp. 6.00% 2012	2,750	2,607
Kimco Realty Corp., Series C, 4.82% 2014	13,000	11,053
Kimco Realty Corp., Series C, 5.783% 2016	14,000	11,868
Kimco Realty Corp. 5.70% 2017	21,180	17,587
PRICOA Global Funding I 4.20% 2010[3]	11,000	10,779
Prudential Financial, Inc., Series D, 5.50% 2016	14,000	13,146
Prudential Holdings, LLC, Series C, 8.695% 2023[3,6]	19,500	18,696
American Express Bank 5.50% 2013	21,300	20,921
American Express Co. 6.15% 2017	22,800	21,061
Simon Property Group, LP 5.30% 2013	11,750	11,372
Simon Property Group, LP 5.875% 2017	15,165	13,945
Simon Property Group, LP 6.125% 2018	15,160	14,125
JPMorgan Chase & Co. 4.891% 2015[4]	20,000	17,404
JPMorgan Chase Bank NA 6.00% 2017	5,000	4,874
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	14,865	12,820
Fifth Third Bancorp 8.25% 2038	9,000	6,905
Fifth Third Capital Trust IV 6.50% 2067[4]	45,530	27,762
ProLogis 5.50% 2012	15,000	13,817
ProLogis 5.625% 2015	10,425	8,276
ProLogis 6.625% 2018	15,500	12,224
Developers Diversified Realty Corp. 4.625% 2010	28,625	25,888
Developers Diversified Realty Corp. 5.50% 2015	13,000	8,300
CNA Financial Corp. 5.85% 2014	25,000	20,096
CNA Financial Corp. 6.50% 2016	16,000	12,982
Monumental Global Funding 5.50% 2013[3]	12,000	11,588
Monumental Global Funding III 1.331% 2014[3,4]	29,000	20,479
Santander Issuances, SA Unipersonal 5.805% 2016[3,4]	20,000	16,094
Sovereign Bancorp, Inc. 8.75% 2018	4,000	3,946
Santander Perpetual, SA Unipersonal 6.671% (undated)[3,4]	15,400	11,413
Hospitality Properties Trust 6.75% 2013	14,720	12,959
Hospitality Properties Trust 6.70% 2018	21,025	16,126
Goldman Sachs Group, Inc. 6.15% 2018	10,120	9,869
Goldman Sachs Group, Inc. 7.50% 2019	16,245	17,400
CIT Group Inc. 7.625% 2012[2]	15,355	10,902
CIT Group Inc. 5.40% 2013	25,400	15,754
HBOS PLC 6.75% 2018[3]	34,050	25,743
ERP Operating LP 5.375% 2016	25,000	23,031
Bank of America Corp. 5.30% 2017	25,275	21,477
ACE INA Holdings Inc. 5.875% 2014	20,000	20,675
American Honda Finance Corp. 5.125% 2010[3]	20,500	20,233
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	18,000	17,724
Citigroup Inc. 6.00% 2017	19,522	17,045
Metropolitan Life Global Funding I, 5.125% 2013[3]	12,000	12,215
MetLife Capital Trust X 9.25% 2068[3,4]	5,000	4,460
New York Life Global Funding 5.25% 2012[3]	15,000	15,895
Principal Life Insurance Co. 5.30% 2013	15,500	15,478
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	13,000	13,453
Household Finance Corp. 6.375% 2012	13,000	13,233
Nationwide Financial Services, Inc. 6.75% 2067[4]	21,950	12,996
Catlin Insurance Ltd. 7.249% (undated)[3,4]	21,320	11,954
Loews Corp. 6.00% 2035	14,000	11,926
Resona Bank, Ltd. 5.85% (undated)[3,4]	15,000	11,340
Assurant, Inc. 5.625% 2014	12,665	11,308
Lincoln National Corp. 5.65% 2012	10,250	9,956
Standard Chartered Bank 6.40% 2017[3]	10,800	9,774
Federal Realty Investment Trust 4.50% 2011	8,500	8,046
Silicon Valley Bank 5.70% 2012	7,600	7,076
Wells Fargo & Co. 4.375% 2013	6,920	6,985
City National Corp. 5.125% 2013	6,989	6,242
Nationwide Mutual Insurance 5.81% 2024[3,4]	10,000	5,878
United Dominion Realty Trust, Inc. 5.00% 2012	6,000	5,802
Credit Agricole SA 6.637% (undated)[3,4]	4,365	2,641
Den Norske CreditBank 0.938% (undated)[4]	3,000	1,660
		984,974

TELECOMMUNICATION SERVICES — 1.17%
SBC Communications Inc. 6.25% 2011	10,000	10,600
AT&T Wireless Services, Inc. 7.875% 2011	12,170	13,130
AT&T Wireless Services, Inc. 8.125% 2012	5,230	5,859
AT&T Inc. 4.95% 2013	16,250	16,914
SBC Communications Inc. 5.10% 2014	15,000	15,599
SBC Communications Inc. 5.625% 2016	49,300	50,807
BellSouth Capital Funding Corp. 7.875% 2030	51,500	57,046
AT&T Corp. 8.00% 2031[4]	10,000	11,574
SBC Communications Inc. 6.45% 2034	40,000	39,568
Verizon Global Funding Corp. 7.25% 2010	30,000	31,953
Verizon Communications Inc. 3.75% 2011[3]	29,250	29,862
Verizon Communications Inc. 5.55% 2014[3]	12,440	13,220
Verizon Communications Inc. 5.50% 2017	9,475	9,506
Verizon Communications Inc. 6.10% 2018	21,250	21,834
Verizon Communications Inc. 6.35% 2019	9,360	9,755
Verizon Global Funding Corp. 7.75% 2030	9,395	10,521
Verizon Communications Inc. 6.25% 2037	50,000	48,472
Verizon Communications Inc. 6.90% 2038	4,500	4,709
Telecom Italia Capital SA 5.25% 2015	38,425	37,142
Telecom Italia Capital SA 7.721% 2038	12,500	12,766
Deutsche Telekom International Finance BV 5.875% 2013	12,500	13,123
Deutsche Telekom International Finance BV 4.875% 2014	15,500	15,618
Vodafone Group PLC 5.45% 2019	10,640	10,483
France Télécom 4.375% 2014	10,000	10,089
		500,150

CONSUMER DISCRETIONARY — 1.06%
Comcast Corp. 5.45% 2010	25,000	26,003
Comcast Corp. 5.30% 2014	15,000	15,528
Comcast Corp. 6.45% 2037	6,500	6,426
Comcast Corp. 6.95% 2037	34,250	35,824
Comcast Corp. 6.40% 2038	13,425	13,185
AOL Time Warner Inc. 6.875% 2012	40,000	42,817
Time Warner Inc. 5.875% 2016	14,210	14,025
AOL Time Warner Inc. 7.625% 2031	25,315	24,674
Time Warner Inc. 6.50% 2036	10,000	8,783
Cox Communications, Inc. 4.625% 2010	25,000	25,122
Cox Communications, Inc. 7.75% 2010	15,000	15,620
Cox Communications, Inc. 5.45% 2014	15,500	15,405
Cox Communications, Inc. 8.375% 2039[3]	7,500	8,387
Time Warner Cable Inc. 6.75% 2018	55,370	57,769
Viacom Inc. 5.75% 2011	35,000	35,847
Thomson Reuters Corp. 5.95% 2013	8,140	8,334
Thomson Reuters Corp. 6.50% 2018	20,815	21,700
Omnicom Group Inc. 5.90% 2016	20,000	20,061
News America Inc. 5.30% 2014	8,750	8,823
News America Inc. 6.90% 2019[3]	5,750	6,002
News America Inc. 6.15% 2037	5,000	4,253
Toll Brothers, Inc. 4.95% 2014	20,000	17,986
Nordstrom, Inc. 6.75% 2014	10,000	10,406
Seminole Tribe of Florida 5.798% 2013[3,6]	11,185	10,123
		453,103

INDUSTRIALS — 0.86%
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[2,6]	17,757	15,626
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[2,6]	9,197	7,541
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	4,791	4,159
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2,6]	11,834	10,947
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[2,6]	7,943	6,672
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[6]	9,045	6,009
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[6]	29,550	26,048
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[6]	17,506	13,742
Burlington Northern Santa Fe Corp. 7.00% 2014	31,850	34,107
BNSF Funding Trust I 6.613% 2055[4]	6,175	4,897
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[3,6]	19,871	19,592
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[3,6]	14,029	14,060
Union Pacific Corp. 5.75% 2017	4,325	4,367
Union Pacific Corp. 5.70% 2018	29,150	29,261
CSX Corp. 5.75% 2013	7,670	7,871
CSX Corp. 6.25% 2015	5,990	6,200
CSX Corp. 6.15% 2037	17,645	16,459
Caterpillar Financial Services Corp., Series F, 6.20% 2013	23,940	25,370
General Electric Co. 5.25% 2017	24,250	23,855
Norfolk Southern Corp. 5.75% 2016[3]	7,615	7,898
Norfolk Southern Corp. 5.75% 2018	15,500	15,875
Koninklijke Philips Electronics NV 5.75% 2018	23,500	23,728
Atlas Copco AB 5.60% 2017[3]	14,000	13,485
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[6]	13,650	12,882
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[6]	32	32
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[6]	95	94
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[6]	14,142	10,952
Canadian National Railway Co. 4.95% 2014	6,000	6,268
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[3,6]	1,164	597
		368,594

UTILITIES — 0.81%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	65,500	69,252
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds, 10.375% 2018	8,450	10,612
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	18,000	18,725
MidAmerican Energy Holdings Co. 5.75% 2018	25,925	27,013
MidAmerican Energy Holdings Co. 6.125% 2036	9,750	9,669
MidAmerican Energy Holdings Co. 6.50% 2037	5,000	5,206
PG&E Corp. 5.75% 2014	5,750	6,133
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	20,000	20,816
E.ON International Finance BV 5.80% 2018[3]	24,450	25,482
Alabama Power Co., Series FF, 5.20% 2016	16,000	16,539
Alabama Power Co. 6.00% 2039	7,500	7,945
Exelon Corp. 4.45% 2010	20,000	20,203
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[3]	5,450	5,112
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[3]	14,000	11,935
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	16,000	16,406
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	15,000	15,576
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,500	3,586
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	10,752
Electricité de France SA 6.95% 2039[3]	12,000	13,518
Public Service Electric and Gas Co., Series E, 5.30% 2018	8,500	8,898
Appalachian Power Co., Series M, 5.55% 2011	7,800	8,087
Veolia Environnement 5.25% 2013	6,500	6,725
Kern River Funding Corp. 4.893% 2018[3,6]	4,891	4,656
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,6]	4,089	3,820
		346,666

HEALTH CARE — 0.81%
Cardinal Health, Inc. 1.462% 2009[4]	23,000	22,912
Cardinal Health, Inc. 4.00% 2015	44,100	38,456
Cardinal Health, Inc. 5.80% 2016	27,500	26,657
Cardinal Health, Inc. 5.85% 2017	3,575	3,350
UnitedHealth Group 6.00% 2017	22,170	21,406
UnitedHealth Group Inc. 6.00% 2018	35,000	33,646
GlaxoSmithKline Capital Inc. 4.85% 2013	33,700	35,283
GlaxoSmithKline Capital Inc. 6.375% 2038	16,500	18,004
AstraZeneca PLC 5.90% 2017	25,000	26,814
Pfizer Inc. 4.45% 2012	25,000	26,248
Roche Holdings Inc. 4.50% 2012[3]	20,000	21,092
Hospira, Inc. 5.55% 2012	14,120	14,720
Biogen Idec Inc. 6.00% 2013	13,500	13,826
Humana Inc. 6.45% 2016	14,200	12,511
Coventry Health Care, Inc. 6.30% 2014	13,520	11,936
Merck & Co., Inc. 5.00% 2019	8,925	9,054
Abbott Laboratories 5.125% 2019	8,600	8,872
		344,787

ENERGY — 0.70%
Kinder Morgan Energy Partners LP 6.00% 2017	41,610	41,342
Kinder Morgan Energy Partners LP 6.50% 2037	10,000	9,160
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3,6]	1,677	1,668
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,6]	22,000	20,161
Ras Laffan Liquefied Natural Gas III 5.838% 2027[3,6]	20,000	16,801
Enbridge Energy Partners, LP, Series B, 6.50% 2018	12,250	12,091
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	12,338
Enbridge Energy Partners, LP 8.05% 2077[4]	17,520	12,807
TransCanada PipeLines Ltd. 6.35% 2067[4]	44,785	31,169
Williams Companies, Inc. 7.875% 2021	15,850	15,642
Williams Companies, Inc. 8.75% 2032	6,025	6,070
Gaz Capital SA 6.51% 2022[3]	27,495	20,690
Rockies Express Pipeline LLC 6.85% 2018[3]	14,750	15,619
BP Capital Markets PLC 3.625% 2014[3]	15,000	14,976
Sunoco, Inc. 4.875% 2014	15,000	13,989
Enterprise Products Operating LLC 6.30% 2017	13,000	13,085
Canadian Natural Resources Ltd. 5.70% 2017	11,925	12,078
Enbridge Inc. 5.60% 2017	10,000	9,817
Husky Energy Inc. 6.80% 2037	9,375	9,329
Polar Tankers, Inc. 5.951% 2037[3,6]	6,685	6,214
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[3,6]	2,556	2,508
		297,554

CONSUMER STAPLES — 0.36%
Altria Group, Inc. 9.25% 2019	15,000	16,872
Altria Group, Inc. 9.95% 2038	13,500	15,624
Kraft Foods Inc. 6.75% 2014	16,180	17,763
Kraft Foods Inc. 6.875% 2038	13,000	13,796
British American Tobacco International Finance PLC 9.50% 2018[3]	26,395	31,073
Anheuser-Busch InBev NV 7.75% 2019[3]	20,000	21,911
PepsiCo, Inc. 7.90% 2018	15,000	18,280
CVS Corp. 6.036% 2028[3,6]	7,373	6,317
CVS Caremark Corp. 6.943% 2030[3,6]	12,631	11,459
		153,095

MATERIALS — 0.28%
Dow Chemical Co. 7.60% 2014	18,250	18,817
Rohm and Haas Co. 6.00% 2017	17,445	15,621
Rio Tinto Finance (USA) Ltd. 5.875% 2013	28,500	28,704
International Paper Co. 7.40% 2014	23,250	23,168
Yara International ASA 7.875% 2019[3]	17,250	18,008
ArcelorMittal 6.125% 2018	12,000	10,517
BHP Billiton Finance (USA) Ltd. 5.50% 2014	4,690	5,036
		119,871

INFORMATION TECHNOLOGY — 0.28%
Hewlett-Packard Co. 4.50% 2013	20,000	20,811
Electronic Data Systems Corp., Series B, 6.00% 2013[4]	32,500	35,511
Electronic Data Systems Corp. 7.45% 2029	16,594	20,090
KLA-Tencor Corp. 6.90% 2018	30,250	27,240
Oracle Corp. 3.75% 2014	15,750	15,750
		119,402

Total corporate bonds & notes		3,688,196

ASSET-BACKED OBLIGATIONS[6] — 1.13%
World Omni Auto Receivables Trust, Series 2006-B, Class A-4, 5.12% 2012	62,000	63,411
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	20,880	20,162
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	14,225	12,777
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	15,000	13,474
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[3]	23,304	23,887
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[3]	14,893	14,885
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[3]	29,550	28,025
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	25,750	26,423
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013	24,000	25,105
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[3]	24,500	23,325
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	17,000	17,539
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	16,076	16,910
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	16,750	16,745
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[3]	17,000	16,654
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[3]	753	757
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[3]	6,140	5,955
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[3]	8,546	8,409
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[3]	14,797	14,807
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	5,385	4,041
Residential Asset Securities Corp. Trust, Series 2004-KS9, Class A-I-4, FGIC insured, 4.61% 2032[2]	7,312	5,430
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 0.914% 2033[4]	124	110
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033[2]	6,762	4,721
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	12,000	12,388
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class M-1, 0.864% 2034[4]	20,434	12,350
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	11,747	11,950
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[4]	6,565	5,452
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	7,675	6,223
Chase Credit Card Owner Trust, Series 2003-4, Class B, 0.969% 2016[4]	14,000	11,401
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	3,776	3,792
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	6,970	7,040
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[3]	7,211	7,320
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 1.109% 2034[4]	14,117	7,108
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.619% 2019[2,3,4]	10,464	7,011
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	5,962	5,968
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[3]	7,402	5,764
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[4]	13,000	3,781
CWHEQ Home Equity Loan Trust, Series 2006-S4, Class A-6, AMBAC insured, 5.834% 2034[4]	9,450	3,664
Home Equity Asset Trust, Series 2004-2, Class M-1, 1.109% 2034[4]	7,984	3,661
CWABS, Inc., Series 2004-BC1, Class M-1, 0.814% 2034[4]	5,581	3,091
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.114% 2034[4]	1,414	632
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 1.214% 2034[4]	1,393	516
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	461	459
		483,123

MUNICIPALS — 0.03%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	14,129	11,427
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	553	474
		11,901

Total bonds & notes (cost: $15,502,844,000)		14,937,883

	Principal amount	Value
Short-term securities — 2.12%	(000)	(000)

General Electric Capital Corp., FDIC insured, 0.23%–0.24% due 7/21–8/3/2009	$99,900	$99,889
GE Financial Assurance Holdings Inc. 0.15% due 7/1/2009	43,000	43,000
General Electric Capital Corp., FDIC insured, 0.23%–0.50% due 7/30–8/25/2009	65,700	65,684
Procter & Gamble International Funding S.C.A. 0.19%–0.20% due 7/23–8/24/2009[3]	103,500	103,482
Jupiter Securitization Co., LLC 0.26%–0.27% due 7/10–7/14/2009[3]	58,100	58,095
Park Avenue Receivables Co., LLC 0.25% due 7/6–7/21/2009[3]	40,000	39,996
Freddie Mac 0.15%–0.33% due 7/13–10/19/2009	92,200	92,168
NetJets Inc. 0.18%–0.22% due 7/9–7/16/2009[3]	70,000	69,994
Fannie Mae 0.16%–0.40% due 7/6–7/22/2009	67,500	67,493
Federal Home Loan Bank 0.135%–0.27% due 7/6–8/11/2009	64,700	64,694
Abbott Laboratories 0.17%–0.21% due 8/13–9/28/2009[3]	36,100	36,083
Coca-Cola Co. 0.22%–0.42% due 7/20–8/7/2009[3]	34,100	34,093
Medtronic Inc. 0.18%–0.19% due 7/10/2009[3]	33,096	33,094
Hewlett-Packard Co. 0.20% due 7/2/2009[3]	25,000	25,000
United Technologies Corp. 0.19% due 7/23/2009[3]	25,000	24,997
Pfizer Inc 0.19% due 7/7/2009[3]	14,680	14,679
Harvard University 0.20% due 7/15/2009	11,800	11,799
Johnson & Johnson 0.25% due 7/20/2009[3]	10,150	10,149
U.S. Treasury Bills 0.29% due 7/2/2009	9,900	9,900

Total short-term securities (cost: $904,273,000)		904,289

Total investment securities (cost: $45,975,341,000)		42,823,279
Other assets less liabilities		(158,130)

Net assets		$42,665,149

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]
Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $1,599,395,000, which represented 3.75% of the net assets of the fund. This amount includes $869,798,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,819,490,000, which represented 4.26% of the net assets of the fund.

[4]	Coupon rate may change periodically.
[5]	Index-linked bond whose principal amount moves with a government retail price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-911-0809O-S21434

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND, INC.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: September 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: September 4, 2009

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: September 4, 2009